EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 88.2%
	AUSTRALIA — 2.6%
200,000	Sonic Healthcare Ltd.	$3,549,891
	BRAZIL — 1.0%
750,656	Ambev S.A. - ADR	1,388,714
	CANADA — 20.2%
55,000	Agnico Eagle Mines Ltd.	5,111,700
40,000	Bank of Nova Scotia	2,046,511
335,000	Barrick Gold Corp.	5,483,950
30,000	Franco-Nevada Corp.	4,078,800
600,000	IAMGOLD Corp. *	3,744,000
300,000	Kinross Gold Corp.	3,384,000
30,000	Nutrien Ltd.	1,548,900
84,694	Pan American Silver Corp.	1,965,748
		27,363,609
	CHINA — 1.9%
50,000	Tencent Holdings Ltd.	2,630,761
	DENMARK — 4.3%
20,000	Novo Nordisk A/S - ADR	1,689,000
30,000	Novonesis (Novozymes) B	1,723,270
35,000	Royal Unibrew A/S	2,418,223
		5,830,493
	FRANCE — 3.5%
25,000	Pluxee N.V.	581,561
35,000	Societe BIC S.A.	2,309,129
25,000	Sodexo S.A.	1,846,473
		4,737,163
	GERMANY — 3.4%
20,000	BASF S.E.	967,013
60,000	Carl Zeiss Meditec A.G.	3,675,311
		4,642,324
	JAPAN — 10.2%
40,000	BayCurrent Consulting, Inc.	1,713,788
50,000	Chugai Pharmaceutical Co., Ltd.	2,170,928
200,000	MonotaRO Co., Ltd.	3,432,090
200,000	Ono Pharmaceutical Co., Ltd.	2,080,015
150,000	Shoei Co., Ltd.	2,089,042

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
130,000	Yakult Honsha Co., Ltd.	$2,377,962
		13,863,825
	MEXICO — 2.8%
2,500,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	3,737,574
	NETHERLANDS — 3.0%
22,000	Aalberts N.V.	782,780
100,000	Shell PLC	3,335,581
		4,118,361
	NORWAY — 1.9%
105,000	Equinor A.S.A.	2,538,564
	SINGAPORE — 2.6%
165,000	Singapore Exchange Ltd.	1,489,735
842,700	Singapore Telecommunications Ltd.	2,064,894
		3,554,629
	SPAIN — 1.2%
382,689	Telefonica S.A.	1,562,117
	SWEDEN — 3.7%
65,000	Evolution A.B. [1]	5,004,059
	SWITZERLAND — 5.1%
1,500	Barry Callebaut A.G.	1,650,198
20,000	Novartis A.G. - ADR	2,094,400
10,000	Roche Holding A.G.	3,140,096
		6,884,694
	UNITED KINGDOM — 14.4%
85,000	BP PLC - ADR	2,640,100
200,000	British American Tobacco PLC - ADR	7,928,000
125,000	Burberry Group PLC	1,847,489
55,760	GSK PLC - ADR	1,966,655
40,000	Reckitt Benckiser Group PLC	2,643,522
45,000	Unilever PLC - ADR	2,582,100
		19,607,866
	UNITED STATES — 6.4%
85,000	Newmont Corp.	3,631,200
73,200	Newmont Corp. - CDI	3,149,170

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
15,000	Philip Morris International, Inc.	$1,953,000
		8,733,370
	TOTAL COMMON STOCKS
	(Cost $102,421,039)	119,748,014
	SHORT-TERM INVESTMENTS — 10.0%
13,572,328	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.196% [2]	13,572,328
	Total Short-Term Investments
	(Cost $13,572,328)	13,572,328
	TOTAL INVESTMENTS — 98.2%
	(Cost $115,993,367)	133,320,342
	Other Assets in Excess of Liabilities — 1.8%	2,446,179
	TOTAL NET ASSETS — 100.0%	$135,766,521

ADR – American Depository Receipt
CDI – CHESS Depositary Interest
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,004,059, which represents 3.69% of Net Assets.
[2]The rate is the annualized seven-day yield at period end.